SHARE-BASED PAYMENTS (Details 1) - ¥ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Number of shares covered by the warrants	74,394	79,200		396,000		396,000
Exercise price per share of the warrants		¥ 3.115	[1]	¥ 0.623	[2]	¥ 2.35
Effect of Five-to-One Share Combination		(316,800)
Warrant expired	(79,200)
Exercise price per share expired
Warrant issued	74,394
Exercise price per share issued	¥ 2.20

[1]	The exercise price was revised to $3.115 per share in March, 2023.
[2]	The exercise price was revised to $0.623 per share in July, 2022.